Document and Entity Information	May 04, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 04, 2022
Entity Central Index Key	0001703647
Entity File Number	001-39062
Entity Registrant Name	FREQUENCY THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	47-2324450
Entity Address Address Line	75 Hayden Avenue
Entity Address, Address Line Two	Suite 300
Entity Address City Or Town	Lexington
Entity Address Postal Zip Code	02421
Entity Address State Or Province	MA
City Area Code	781
Local Phone Number	315-4600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	FREQ
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false